Supplemental Condensed Consolidating Financial Statements 10K	12 Months Ended
Jun. 05, 2012
Supplemental Condensed Consolidating Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Statements 10K [Text Block]
Note 16. Supplemental Condensed Consolidating Financial Statements

As discussed in Note 7 to the Consolidated Financial Statements, the Senior Notes are a liability of Ruby Tuesday, Inc. (the "Parent") and are guaranteed on a senior unsecured basis by our existing and future domestic restricted subsidiaries, subject to certain exceptions (the "Guarantors"). Each of the Guarantors is wholly-owned by Ruby Tuesday, Inc. None of the few remaining subsidiaries of Ruby Tuesday, Inc., which were primarily created to hold liquor license assets, guarantee the Senior Notes (the "Non-Guarantors"). Our Non-Guarantor subsidiaries are immaterial and are aggregated within the Parent information disclosed below.

The following condensed consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flows of the Parent, the Guarantors, and elimination entries necessary to consolidate the Parent and Guarantors. Investments in wholly-owned subsidiaries are accounted for using the equity method for purposes of the consolidated presentation. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$47,986	$198	$–	$48,184
Accounts receivable	2,234	2,466	–	4,700
Inventories	20,896	8,134	–	29,030
Income tax receivable	97,290	–	(96,453)	837
Deferred income taxes	19,030	8,104	–	27,134
Other current assets	15,216	3,167	–	18,383
Total current assets	202,652	22,069	(96,453)	128,268

Property and equipment, net	727,379	239,226	–	966,605
Goodwill	7,989	–	–	7,989
Investment in subsidiaries	204,386	–	(204,386)	–
Due from/(to) subsidiaries	78,799	245,257	(324,056)	–
Other assets	47,144	23,531	–	70,675
Total assets	$1,268,349	$530,083	$(624,895)	$1,173,537

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$28,302	$6,646	$–	$34,948
Accrued and other current liabilities	55,301	29,521	–	84,822
Current maturities of long-term debt,
including capital leases	(344)	12,798	–	12,454
Income tax payable	–	96,453	(96,453)	–
Total current liabilities	83,259	145,418	(96,453)	132,224

Long-term debt and capital leases,
less current maturities	246,892	67,317	–	314,209
Deferred income taxes	20,910	16,657	–	37,567
Due to/(from) subsidiaries	245,257	78,799	(324,056)	–
Other deferred liabilities	95,807	17,506	–	113,313
Total liabilities	692,125	325,697	(420,509)	597,313

Shareholders' equity:
Common stock	$640	$–	$–	$640
Capital in excess of par value	90,856	–	–	90,856
Retained earnings	498,985	204,386	(204,386)	498,985
Accumulated other comprehensive loss	(14,257)	–	–	(14,257)
Total shareholders' equity	576,224	204,386	(204,386)	576,224

Total liabilities & shareholders' equity	$1,268,349	$530,083	$(624,895)	$1,173,537

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF MAY 31, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$9,490	$232	$–	$9,722
Accounts receivable	3,360	4,171	–	7,531
Inventories	24,619	9,851	–	34,470
Income tax receivable	72,608	–	(69,531)	3,077
Deferred income taxes	10,246	4,183	–	14,429
Other current assets	11,308	2,829	–	14,137
Total current assets	131,631	21,266	(69,531)	83,366

Property and equipment, net	779,718	251,433	–	1,031,151
Goodwill	1,440	14,131	–	15,571
Investment in subsidiaries	225,054	–	(225,054)	–
Due from/(to) subsidiaries	46,861	232,161	(279,022)	–
Other assets	41,924	15,014	–	56,938
Total assets	$1,226,628	$534,005	$(573,607)	$1,187,026

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$24,693	$5,114	$–	$29,807
Accrued and other current liabilities	48,650	25,777	–	74,427
Current maturities of long-term debt,
including capital leases	–	15,090	–	15,090
Income tax payable	–	69,531	(69,531)	–
Total current liabilities	73,343	115,512	(69,531)	119,324

Long-term debt and capital leases,
less current maturities	221,630	107,554	–	329,184
Deferred income taxes	20,396	22,527	–	42,923
Due to/(from) subsidiaries	232,161	46,861	(279,022)	–
Other deferred liabilities	87,385	16,497	–	103,882
Total liabilities	634,915	308,951	(348,553)	595,313

Shareholders' equity:
Common stock	$651	$–	$–	$651
Capital in excess of par value	104,941	–	–	104,941
Retained earnings	499,173	225,054	(225,054)	499,173
Accumulated other comprehensive loss	(13,052)	–	–	(13,052)
Total shareholders' equity	591,713	225,054	(225,054)	591,713

Total liabilities & shareholders' equity	$1,226,628	$534,005	$(573,607)	$1,187,026

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FISCAL YEAR ENDED JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated
Revenue:
Restaurant sales and operating revenue	$955,744	$364,296	$–	$1,320,040
Franchise revenue	216	5,522	–	5,738
	955,960	369,818	–	1,325,778
Operating costs and expenses:
Cost of merchandise	275,555	104,965	–	380,520
Payroll and related costs	314,990	132,405	–	447,395
Other restaurant operating costs	189,775	76,872	–	266,647
Depreciation	48,393	16,904	–	65,297
Selling, general, and administrative	80,818	41,143	–	121,961
Intercompany selling, general, and
administrative allocations	71,670	(71,670)	–	–
Closures and impairments	13,213	5,452	–	18,665
Goodwill impairment	1,440	15,479	–	16,919
Equity in earnings of subsidiaries	(34,513)	–	34,513	–
Interest expense, net	13,295	10,017	–	23,312
Intcompany interest expense/(income)	13,096	(13,096)	–	–
	987,732	318,471	34,513	1,340,716

(Loss)/income before income taxes	(31,772)	51,347	(34,513)	(14,938)
(Benefit)/provision for income taxes	(31,584)	16,834	–	(14,750)

Net (loss)/income	$(188)	$34,513	$(34,513)	$(188)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FISCAL YEAR ENDED MAY 31, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated
Revenue:
Restaurant sales and operating revenue	$986,936	$271,079	$–	$1,258,015
Franchise revenue	429	6,718	–	7,147
	987,365	277,797	–	1,265,162
Operating costs and expenses:
Cost of merchandise	286,437	79,216	–	365,653
Payroll and related costs	319,145	96,055	–	415,200
Other restaurant operating costs	202,258	53,106	–	255,364
Depreciation	50,283	12,595	–	62,878
Selling, general, and administrative	58,912	34,202	–	93,114
Intercompany selling, general, and
administrative allocations	73,709	(73,709)	–	–
Closures and impairments	4,086	2,163	–	6,249
Equity in earnings of subsidiaries	(57,533)	500	57,607	574
Interest expense, net	8,157	5,351	–	13,508
Intcompany interest expense/(income)	12,888	(12,888)	–	–
	958,342	196,591	57,607	1,212,540

Income/(loss) before income taxes	29,023	81,206	(57,607)	52,622
(Benefit)/provision for income taxes	(17,855)	23,599	–	5,744

Net income/(loss)	$46,878	$57,607	$(57,607)	$46,878

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FISCAL YEAR ENDED JUNE 1, 2010
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated
Revenue:
Restaurant sales and operating revenue	$993,839	$194,204	$–	$1,188,043
Franchise revenue	299	6,454	–	6,753
	994,138	200,658	–	1,194,796
Operating costs and expenses:
Cost of merchandise	287,940	56,522	–	344,462
Payroll and related costs	319,746	69,365	–	389,111
Other restaurant operating costs	196,938	43,464	–	240,402
Depreciation	54,142	9,625	–	63,767
Selling, general, and administrative	65,663	12,455	–	78,118
Intercompany selling, general, and
administrative allocations	67,968	(67,968)	–	–
Closures and impairments	3,117	659	–	3,776
Equity in earnings of subsidiaries	(56,730)	(81)	57,139	328
Interest expense, net	13,576	3,498	–	17,074
Intcompany interest expense/(income)	12,560	(12,560)	–	–
	964,920	114,979	57,139	1,137,038

Income/(loss) before income taxes	29,218	85,679	(57,139)	57,758
(Benefit)/provision for income taxes	(16,126)	28,540	–	12,414

Net income/(loss)	$45,344	$57,139	$(57,139)	$45,344

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FISCAL YEAR ENDED JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$48,516	$105,820	$(42,085)	$112,251

Investing activities:
Purchases of property and equipment	(28,253)	(9,713)	–	(37,966)
Acquisition of franchise and other entities, net	(24,084)	–	–	(24,084)
Proceeds from sale-leaseback transactions	21,150	–	–	21,150
Proceeds from disposal of assets	5,834	160	–	5,994
Other, net	1,151	–	–	1,151
Net cash used by investing activities	(24,202)	(9,553)	–	(33,755)

Financing activities:
Proceeds from issuance of senior unsecured
notes	246,340	–		246,340
Net payments on revolving credit facility	(177,000)	–	–	(177,000)
Principal payments on long-term debt	(44,437)	(41,120)	–	(85,557)
Stock repurchases	(18,441)	–	–	(18,441)
Payment for debt issuance costs	(5,767)	–	–	(5,767)
Proceeds from exercise of stock options	355	–	–	355
Excess tax benefits from share-based
compensation	36	–	–	36
Intercompany transactions	13,096	(55,181)	42,085	–
Net cash provided/(used) by financing activities	14,182	(96,301)	42,085	(40,034)

Increase/(decrease) in cash and cash equivalents	38,496	(34)	–	38,462
Cash and cash equivalents:
Beginning of year	9,490	232	–	9,722
End of year	$47,986	$198	$–	$48,184

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FISCAL YEAR ENDED MAY 31, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$30,523	$123,534	$(37,765)	$116,292

Investing activities:
Purchases of property and equipment	(16,592)	(10,092)	–	(26,684)
Acquisition of franchise and other entities, net	(1,999)	(2,258)		(4,257)
Proceeds from disposal of assets	6,646	95	–	6,741
Other, net	(292)	–	–	(292)
Net cash used by investing activities	(12,237)	(12,255)	–	(24,492)

Financing activities:
Net payments on revolving credit facility	(26,800)	(41,100)	–	(67,900)
Principal payments on long-term debt	(4,001)	(19,436)	–	(23,437)
Payment for debt issuance costs	(2,812)	–	–	(2,812)
Proceeds from exercise of stock options	1,903	–	–	1,903
Excess tax benefits from share-based
compensation	599	–	–	599
Intercompany transactions	12,888	(50,653)	37,765	–
Net cash used by financing activities	(18,223)	(111,189)	37,765	(91,647)

Increase in cash and cash equivalents	63	90	–	153
Cash and cash equivalents:
Beginning of year	9,427	142	–	9,569
End of year	$9,490	$232	$–	$9,722

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FISCAL YEAR ENDED JUNE 1, 2010
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$120,332	$52,178	$(32,246)	$140,264

Investing activities:
Purchases of property and equipment	(13,988)	(3,684)	–	(17,672)
Proceeds from disposal of assets	4,676	803	–	5,479
Other, net	2,754	–	–	2,754
Net cash used by investing activities	(6,558)	(2,881)	–	(9,439)

Financing activities:
Net payments on revolving credit facility	(115,300)	–	–	(115,300)
Principal payments on long-term debt	(84,350)	(4,491)	–	(88,841)
Proceeds from issuance of stock, net of fees	73,125	–	–	73,125
Intercompany transactions	12,560	(44,806)	32,246	–
Net cash used by financing activities	(113,965)	(49,297)	32,246	(131,016)

Decrease in cash and cash equivalents	(191)	–	–	(191)
Cash and cash equivalents:
Beginning of year	9,618	142	–	9,760
End of year	$9,427	$142	$–	$9,569